Business Combinations	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Business Combinations
2.	Business Combinations
In August 2021, the Company completed the Ultragas Transaction by acquiring two entities, Othello Shipping, with its 18 wholly vessel owning subsidiaries, and Ultragas ApS (the vessels’ operator). Ultragas has a wholly owned subsidiary Ultraship ApS (an in-house
technical manager); a 33.33% share in the equity of Unigas Intl B.V. (a pool in which 11 of the 18 vessels acquired operated at the time of the acquisition); a 25% share in the equity of Ultraship Crewing Philippines Inc. (“UCPI”, “UltraShip Crewing”), a marine services provider; and a 40% share in the equity of Ultraship Services Philippines Inc. (“USPI”), an IT, accounting and administrative support provider.
The total consideration was $410.4 million, comprising $202.9 million in equity consideration to Ultranav (21.2 million shares of the Company’s common stock at $9.57 per share (closing price on August 4, 2021)) and debt and other liabilities assumed of $207.5 million. The purchase price was allocated to the assets acquired and liabilities assumed as of the acquisition date. Please see our 2021 Annual Report – Note 3 – Business Combinations.